Weighted Average Basic and Diluted Number of Common Shares Outstanding	12 Months Ended
Dec. 31, 2022
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding

17. Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Basic weighted average number of shares	184,416,034	141,887,984
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	184,416,034	141,887,984

Diluted weighted average number of common shares for the year ended December 31, 2022 excludes nil anti-dilutive preferred shares (2021: nil), 12,366,667 anti-dilutive stock options (2021: 12,578,957) and 1,275,792 anti-dilutive warrants (2021: 4,218,822).